Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	$ 109,124,514	$ 129,320,536
Government Bonds [Member]
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Government bonds	110,855,356	129,549,519
Less: current portion of Government Bonds, net of expected credit losses	1,253,451	18,036,557
Total long-term notes receivable	$ 109,601,905	$ 111,512,962